UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05723

Name of Fund:  BlackRock Emerging Markets Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 1.7%
Grupo Financiero Galicia SA, ADR	147,330	$4,020,636
MercadoLibre, Inc.	27,876	2,738,538

		6,759,174
Austria — 2.5%
Erste Group Bank AG (a)	344,104	9,939,995
Brazil — 5.1%
Banco Nacional SA, Preference Shares (a)	42,567,626	106
BB Seguridade Participacoes SA	484,435	2,801,386
BRF SA	288,021	3,472,987
CETIP SA — Mercados Organizado	356,209	3,405,528
Hypermarcas SA (a)	492,047	2,749,450
Itau Unibanco Holding SA, Preference Shares — ADR	809,942	5,094,535
Multiplan Empreendimentos Imobiliarios SA	226,692	2,346,380

		19,870,372
China — 18.5%
Alibaba Group Holding Ltd. — SP ADR (a)	67,523	4,526,067
Anhui Conch Cement Co., Ltd., Class H	2,963,000	5,817,378
Baidu, Inc.— ADR (a)	20,647	3,371,036
Bank of China Ltd., Class H	30,684,200	12,015,038
CITIC Securities Co. Ltd., Class H	1,605,000	3,122,581
CNOOC Ltd.	8,670,000	8,836,728
Ctrip.com International Ltd. — ADR (a)	178,710	7,627,343
Hengan International Group Co. Ltd.	637,500	5,710,675
Industrial & Commercial Bank of China Ltd., Class H	6,635,000	3,453,125
Tencent Holdings Ltd.	971,310	18,247,701

		72,727,672
Hong Kong — 7.3%
AIA Group Ltd.	1,014,800	5,641,741
China Overseas Land & Investment Ltd.	4,386,000	12,814,160
China Overseas Property Holdings, Ltd. (a)	1,950,333	235,565
Haier Electronics Group Co. Ltd.	2,926,000	5,165,491
Melco Crown Entertainment Ltd. — ADR	320,937	4,891,080

		28,748,037
India — 8.5%
Axis Bank, Ltd.	382,241	2,318,790
Coal India Ltd.	1,201,081	5,685,013
Dr. Reddy’s Laboratories Ltd. — ADR	72,170	3,242,598

Common Stocks	Shares	Value
India (continued)
Housing Development Finance Corp.	215,199	$3,767,113
ITC Ltd.	1,638,480	7,769,275
NTPC Ltd.	3,275,021	6,910,184
Tata Motors Ltd. — ADR (a)	150,392	3,756,792

		33,449,765
Indonesia — 2.6%
Bank Central Asia Tbk PT	6,521,424	6,253,009
Telekomunikasi Indonesia Persero Tbk PT	16,752,400	4,110,018

		10,363,027
Mexico — 6.2%
Arca Continental SAB de CV	745,738	4,457,303
Grupo Aeroportuario del Pacifico SAB de CV, Class B	612,049	5,140,635
Grupo Financiero Banorte SAB de CV, Series O	2,176,088	11,353,294
Kimberly-Clark de Mexico SAB de CV, Class A	1,514,187	3,619,807

		24,571,039
Peru — 1.1%
Credicorp Ltd.	44,098	4,469,773
Philippines — 1.8%
BDO Unibank, Inc.	3,293,890	7,084,887
Russia — 3.1%
MMC Norilsk Nickel PJSC, ADR	156,489	1,813,213
NovaTek OAO — GDR	73,804	6,414,025
Sberbank of Russia — ADR	744,104	4,119,773

		12,347,011
South Africa — 6.0%
AngloGold Ashanti Ltd. (a)	553,923	4,782,552
Mr Price Group Ltd.	306,918	3,167,512
Naspers Ltd., Class N	102,625	12,969,031
Sanlam Ltd.	702,776	2,587,846

		23,506,941
South Korea — 9.3%
KT&G Corp.	66,789	5,765,837
Samsung Electronics Co. Ltd.	507	490,498
Samsung Electronics Co. Ltd., Preference Shares	6,985	5,876,177
SK Hynix, Inc.	400,804	9,250,962
SK Telecom Co. Ltd.	66,166	11,606,275
Wonik IPS Co. Ltd. (a)	392,746	3,497,464

		36,487,213
Switzerland — 1.9%
Luxoft Holding, Inc. (a)	98,795	7,417,529

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Common Stocks	Shares	Value
Taiwan — 11.2%
Cathay Financial Holding Co. Ltd.	5,823,650	$6,360,162
CTBC Financial Holding Co. Ltd.	13,345,522	6,268,283
Himax Technologies, Inc., ADR	573,668	4,451,664
Hon Hai Precision Industry Co. Ltd.	1,234,861	2,905,139
Pixart Imaging, Inc.	1,583,000	3,580,771
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	907,981	20,293,375

		43,859,394
Thailand — 4.0%
Kasikornbank PCL (a)	55,208	261,883
Kasikornbank PCL — NVDR	785,900	3,754,997
PTT PCL	1,022,900	6,755,878
Siam Cement PCL — NVDR	417,578	5,082,849

		15,855,607
Turkey — 1.8%
Coca-Cola Icecek AS	355,165	3,946,063
Turkiye Halk Bankasi	891,393	3,085,382

		7,031,445
United States — 3.1%
Cognizant Technology Solutions Corp., Class A (a)	118,168	7,481,216
Samsonite International SA	1,784,000	4,624,245

		12,105,461
Total Common Stocks — 95.7%		376,594,342

Warrants
Germany — 1.0%
Deutshe Bank AG, (expires 01/19/17)	496,000	1,949,681

Warrants	Shares	Value
Germany (continued)
Deutshe Bank AG, (expires 12/03/24)	488,200	$1,919,020

		3,868,701
Total Warrants — 1.0%		3,868,701
Total Long-Term Investments (Cost — $385,101,913) — 96.7%		380,463,043

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (b)(c)	12,206,735	12,206,735
Total Short-Term Securities (Cost — $12,206,735) — 3.1%		12,206,735
Total Investments (Cost — $397,308,648*) — 99.8%		392,669,778
Other Assets Less Liabilities — 0.2%		619,357

Net Assets — 100.0%		$393,289,135

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$414,185,801

Gross unrealized appreciation	$34,102,531
Gross unrealized depreciation	(55,618,554)

Net unrealized depreciation	$(21,516,023)

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

(a)	Non-income producing security.

(b)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2015	Net Activity	Shares/Beneficial Interest Held at January 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	193,162,427	(180,955,692)	12,206,735	$7,319
BlackRock Liquidity Series, LLC, Money Market Series	3,917,695	(3,917,695)	—	$4,991

(c)	Current yield as of period end.

2	BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$6,759,174	—	—	$6,759,174
Austria	—	$9,939,995	—	9,939,995
Brazil	19,870,266	—	$106	19,870,372
China	15,524,446	57,203,226	—	72,727,672
Hong Kong	4,891,080	23,856,957	—	28,748,037
India	6,999,390	26,450,375	—	33,449,765
Indonesia	—	10,363,027	—	10,363,027
Mexico	24,571,039	—	—	24,571,039
Peru	4,469,773	—	—	4,469,773
Philippines	—	7,084,887	—	7,084,887
Russia	—	12,347,011	—	12,347,011
South Africa	—	23,506,941	—	23,506,941
South Korea	5,765,837	30,721,376	—	36,487,213
Switzerland	7,417,529	—	—	7,417,529

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2016	3

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc.

Taiwan	24,745,039	19,114,355	—	43,859,394
Thailand	6,755,878	9,099,729	—	15,855,607
Turkey	—	7,031,445	—	7,031,445
United States	7,481,216	4,624,245	—	12,105,461
Warrants	—	3,868,701	—	3,868,701
Money Market Funds	12,206,735	—	—	12,206,735

Total	$147,457,402	$245,212,270	$106	$392,669,778

[1] See above Schedule of Investments for values in each sector.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,747,421	—	—	$1,747,421

4	BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 22, 2016